GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS - 10-K - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill	$ 55,221,000	$ 27,882,000
Acquisitions	3,800,000	8,495,000
Divestitures	0	0
Measurement period adjustment - Plum		18,844,000
Goodwill	59,021,000	55,221,000	$ 27,882,000
Goodwill, accumulated impairment loss	0	0	0
Goodwill, impairment loss	$ 0	$ 0	$ 0